Schedule of Investments
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–158.46%(a)
California–154.25%
Adelanto School District (Community Facilities District No. 4); Series 2023, RB	5.75%	09/01/2053	$490	$533,940
Alameda (City of), CA Community Facilities District (Green Bonds);
Series 2023, RB	5.00%	09/01/2048	750	772,935
Series 2023, RB	5.00%	09/01/2053	1,175	1,217,799
Alameda (City of), CA Corridor Transportation Authority; Series 2022 C, RB (INS - AGM)(b)(c)	5.45%	10/01/2052	2,000	1,144,012
Alhambra Unified School District (Election of 2004);
Series 2009 B, GO Bonds (INS - AGC)(c)(d)	0.00%	08/01/2035	1,120	783,360
Series 2009 B, GO Bonds (INS - AGC)(c)(d)	0.00%	08/01/2036	1,805	1,213,038
Beaumont Unified School District Community Facilities District No. 2020-1 (Improvement area No. 2); Series 2023, RB	5.00%	09/01/2048	660	689,393
Beverly Hills Unified School District (Election of 2008);
Series 2009, GO Bonds(d)	0.00%	08/01/2026	1,245	1,188,170
Series 2009, GO Bonds(d)	0.00%	08/01/2028	3,000	2,708,468
Series 2009, GO Bonds(d)	0.00%	08/01/2031	2,010	1,649,790
Series 2009, GO Bonds(d)	0.00%	08/01/2032	430	340,799
Burbank-Glendale-Pasadena Airport Authority;
Series 2024 B, RB(e)	5.25%	07/01/2049	2,000	2,171,602
Series 2024 B, RB(e)	5.25%	07/01/2054	2,450	2,641,106
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds);
Series 2023, RB(f)	5.00%	08/01/2029	1,400	1,484,771
Series 2023, RB(f)	5.25%	04/01/2030	3,000	3,236,881
Series 2023, RB(f)	5.00%	03/01/2031	1,600	1,722,794
Series 2024, RB(f)	5.00%	08/01/2032	2,500	2,704,466
Series 2024, RB(f)	5.00%	12/01/2032	5,000	5,425,223
California (State of) Community College Financing Authority (NCCD - Orange Coast Properties LLC - Orange Coast College); Series 2018, RB	5.25%	05/01/2048	1,335	1,386,133
California (State of) Community Housing Agency (Verdant at Green Valley); Series 2019 A, RB(g)	5.00%	08/01/2049	2,640	2,535,714
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2006 C, RB(d)	0.00%	06/01/2055	22,950	2,394,449
California (State of) County Tobacco Securitization Agency (Los Angeles County Securitization Corp.);
Series 2020 A, Ref. RB	4.00%	06/01/2040	600	601,734
Series 2020 A, Ref. RB	4.00%	06/01/2049	1,000	949,602
Series 2020 A, Ref. RB	4.00%	06/01/2049	290	275,364
Series 2020 B-2, Ref. RB(d)	0.00%	06/01/2055	10,000	1,966,176
California (State of) County Tobacco Securitization Agency (Merced County Tobacco Funding Corp.); Series 2020, Ref. RB	5.00%	06/01/2050	1,110	1,120,867
California (State of) County Tobacco Securitization Agency (Sonoma County Securitization Corp.);
Series 2020, Ref. RB	4.00%	06/01/2049	370	351,353
Series 2020, Ref. RB	5.00%	06/01/2049	630	643,076
Series 2020, Ref. RB(d)	0.00%	06/01/2055	2,950	640,740
California (State of) Educational Facilities Authority (Art Center College of Design); Series 2018 A, Ref. RB	5.00%	12/01/2044	2,500	2,555,262
California (State of) Educational Facilities Authority (Chapman University); Series 2015, RB	5.00%	04/01/2045	2,180	2,186,507
California (State of) Educational Facilities Authority (Loma Linda University); Series 2017 A, Ref. RB	5.00%	04/01/2042	3,285	3,360,379
California (State of) Educational Facilities Authority (Saint Mary’s College of California); Series 2023, Ref. RB	5.25%	10/01/2044	2,000	2,136,596
California (State of) Educational Facilities Authority (University of Redlands); Series 2022 A, RB	5.00%	10/01/2052	1,400	1,439,366
California (State of) Enterprise Development Authority (Heights Christian Schools); Series 2023 A, RB(g)	6.25%	06/01/2053	880	894,052
California (State of) Enterprise Development Authority (Riverside County-Mead Valley Wellness Village); Series 2024, RB	5.50%	11/01/2059	5,000	5,723,254
California (State of) Health Facilities Financing Authority (Cedars-Sinai Health System);
Series 2021 A, Ref. RB(h)	4.00%	08/15/2048	22,610	22,714,854
Series 2021 A, Ref. RB	5.00%	08/15/2051	7,950	8,614,317
California (State of) Health Facilities Financing Authority (Children’s Hospital Los Angeles); Series 2017 A, Ref. RB	5.00%	08/15/2047	2,285	2,323,901
See accompanying notes which are an integral part of this schedule.
Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Health Facilities Financing Authority (Commonspirit Health);
Series 2020, Ref. RB(f)(i)	4.00%	04/01/2030	$195	$208,875
Series 2020, Ref. RB	4.00%	04/01/2049	5,555	5,507,966
California (State of) Health Facilities Financing Authority (Episcopal Communities & Services); Series 2024, RB	5.25%	11/15/2053	1,250	1,325,220
California (State of) Health Facilities Financing Authority (Kaiser Permanente); Subseries 2017 A-2, RB	5.00%	11/01/2047	7,000	8,442,283
California (State of) Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford); Series 2017, RB	4.00%	11/15/2047	1,090	1,094,716
California (State of) Health Facilities Financing Authority (Lucile Salter Packard); Series 2022, Ref. RB	4.00%	05/15/2046	2,940	2,981,059
California (State of) Health Facilities Financing Authority (On Lok Senior Health Services) (Social Bonds); Series 2020, Ref. RB	5.00%	08/01/2050	1,000	1,039,245
California (State of) Health Facilities Financing Authority (Providence Health & Services); Series 2014 B, RB	5.00%	10/01/2044	2,000	2,000,457
California (State of) Health Facilities Financing Authority (Sutter Health);
Series 2016 B, Ref. RB	5.00%	11/15/2046	2,915	2,983,807
Series 2018 A, RB	4.00%	11/15/2042	4,000	4,007,056
California (State of) Housing Finance Agency; Series 2019 A-2, RB	4.00%	03/20/2033	3,210	3,246,142
California (State of) Infrastructure & Economic Development Bank (Sustainability Bonds) (California Science Center Phase III); Series 2021 B, RB	4.00%	05/01/2051	2,865	2,875,908
California (State of) Municipal Finance Authority (Aldersly); Series 2023 A, RB (INS - Cal-Mortgage)(c)	5.00%	05/15/2053	8,145	8,813,472
California (State of) Municipal Finance Authority (American Heritage Education Foundation); Series 2016 A, Ref. RB	5.00%	06/01/2046	2,750	2,769,469
California (State of) Municipal Finance Authority (Bella Mente Montessori Academy);
Series 2018 A, RB(g)	5.00%	06/01/2038	560	569,692
Series 2018 A, RB(g)	5.00%	06/01/2048	2,270	2,283,728
California (State of) Municipal Finance Authority (Bold Program);
Series 2020 A, RB	4.00%	09/01/2040	1,450	1,442,492
Series 2020 B, RB	4.00%	09/01/2043	315	299,784
Series 2020 B, RB	4.00%	09/01/2050	455	420,314
Series 2021 C, RB	4.00%	09/01/2046	1,300	1,251,311
Series 2021 C, RB	4.00%	09/01/2051	1,800	1,689,864
Series 2022 B, Ref. RB	6.00%	09/01/2052	840	911,090
Series 2022 B, Ref. RB	6.30%	09/01/2052	335	366,085
Series 2022 C, RB	6.25%	09/01/2052	1,000	1,086,202
Series 2023 B, RB	5.75%	09/01/2053	500	546,714
California (State of) Municipal Finance Authority (California Baptist University); Series 2016 A, RB(g)	5.00%	11/01/2046	1,200	1,203,419
California (State of) Municipal Finance Authority (Caritas);
Series 2017 A, Ref. RB	4.00%	08/15/2042	2,055	2,047,894
Series 2021 B, Ref. RB	4.00%	08/15/2056	995	889,780
Series 2023, RB	5.25%	08/15/2058	500	527,974
Series 2024, Ref. RB	5.00%	08/15/2054	800	853,819
Series 2024, Ref. RB	5.00%	08/15/2059	1,000	1,059,074
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing); Series 2018, RB	5.00%	05/15/2043	2,350	2,436,827
California (State of) Municipal Finance Authority (CHF-Riverside II, LLC - UCR North District Phase I Student Housing); Series 2019, RB (INS - BAM)(c)	5.00%	05/15/2049	2,840	2,964,486
California (State of) Municipal Finance Authority (Community Medical Centers); Series 2017 A, Ref. RB	5.00%	02/01/2047	3,995	4,042,048
California (State of) Municipal Finance Authority (Eisenhower Medical Centers); Series 2017 A, Ref. RB	5.00%	07/01/2047	1,500	1,520,824
California (State of) Municipal Finance Authority (Greenfield Commons I) (Sustainable Bonds); Series 2023 A, RB (CEP - FNMA)	5.28%	09/01/2046	1,050	1,195,461
California (State of) Municipal Finance Authority (Humangood - California Obligated Group);
Series 2019 A, Ref. RB	5.00%	10/01/2044	3,305	3,346,220
Series 2021, RB	4.00%	10/01/2046	420	394,002
California (State of) Municipal Finance Authority (Linxs APM); Series 2018 A, RB(e)	5.00%	12/31/2043	3,995	4,065,473
California (State of) Municipal Finance Authority (Mt. San Antonio Gardens); Series 2019, Ref. RB	5.00%	11/15/2049	1,200	1,205,190
California (State of) Municipal Finance Authority (Palmdale Aerospace Academy (The)); Series 2018 A, RB(g)	5.00%	07/01/2049	1,200	1,205,412
See accompanying notes which are an integral part of this schedule.
Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Municipal Finance Authority (Palomar Health); Series 2022 A, Ref. COP (INS - AGM)(c)	5.25%	11/01/2052	$2,100	$2,248,857
California (State of) Municipal Finance Authority (Samuel Merritt University); Series 2022, RB	5.25%	06/01/2053	4,000	4,394,401
California (State of) Municipal Finance Authority (Santa Rosa Academy); Series 2022, Ref. RB	5.00%	07/01/2062	3,810	3,848,145
California (State of) Municipal Finance Authority (UCR North District Phase 1 Student Housing);
Series 2019, RB (INS - BAM)(c)	5.00%	05/15/2025	500	503,099
Series 2019, RB (INS - BAM)(c)	5.00%	05/15/2052	2,375	2,473,356
California (State of) Municipal Finance Authority (University of La Verne); Series 2017 A, Ref. RB	5.00%	06/01/2043	1,150	1,182,029
California (State of) Municipal Finance Authority (William Jessup University);
Series 2019, Ref. RB(g)	5.00%	08/01/2039	500	463,613
Series 2019, Ref. RB(g)	5.00%	08/01/2048	2,700	2,363,947
California (State of) Pollution Control Financing Authority (Plant Bonds);
Series 2012, RB(e)(g)	5.00%	07/01/2027	1,380	1,381,276
Series 2012, RB(e)(g)	5.00%	07/01/2037	6,000	6,002,937
Series 2012, RB(e)(g)	5.00%	11/21/2045	2,000	2,000,258
California (State of) Public Finance Authority (California Crosspoint Academy); Series 2020 A, RB(g)	5.13%	07/01/2055	2,000	1,763,658
California (State of) Public Finance Authority (Enso Village) (Green Bonds);
Series 2021, RB(g)	5.00%	11/15/2046	960	937,470
Series 2021, RB(g)	5.00%	11/15/2056	1,735	1,637,394
California (State of) Public Finance Authority (Henry Mayo Newhall Hospital); Series 2017, Ref. RB	5.00%	10/15/2047	2,750	2,778,014
California (State of) Public Finance Authority (Kendal at Ventura); Series 2023 A-C, RB(g)	10.00%	05/15/2028	1,100	1,317,907
California (State of) Public Works Board (May Lee State Office Complex); Series 2024, RB	5.00%	04/01/2049	2,000	2,229,410
California (State of) Public Works Board (Various Capital); Series 2021 B, RB(h)	4.00%	05/01/2046	10,000	10,132,194
California (State of) School Finance Authority (Alliance for College-Ready Public Schools);
Series 2013 A, RB(f)(i)	6.30%	12/09/2024	2,000	2,001,181
Series 2015, RB(g)	5.00%	07/01/2030	1,130	1,139,039
Series 2015, RB(g)	5.00%	07/01/2045	2,635	2,646,112
Series 2024, Ref. RB(g)	5.00%	07/01/2059	1,000	1,045,672
California (State of) School Finance Authority (Aspen Public Sschools Obligated Group);
Series 2022 A, RB(g)	6.13%	07/01/2052	1,455	1,508,849
Series 2022 A, RB(g)	6.25%	07/01/2062	1,810	1,874,983
California (State of) School Finance Authority (Aspire Public School);
Series 2015 A, Ref. RB(g)	5.00%	08/01/2045	600	602,253
Series 2016, Ref. RB(f)(g)(i)	5.00%	08/01/2025	130	131,756
Series 2016, Ref. RB(g)	5.00%	08/01/2041	1,000	1,004,966
Series 2016, Ref. RB(g)	5.00%	08/01/2046	1,370	1,374,832
California (State of) School Finance Authority (Classical Academies Oceanside);
Series 2020 A, RB(g)	5.00%	10/01/2050	1,000	1,013,742
Series 2022 A, Ref. RB(g)	5.00%	10/01/2061	2,100	2,143,517
California (State of) School Finance Authority (Granada Hills Charter Obligated Group);
Series 2019, RB(g)	5.00%	07/01/2054	1,900	1,915,713
Series 2024, RB(g)	5.00%	07/01/2054	600	625,580
California (State of) School Finance Authority (Green Dot Public Schools);
Series 2015 A, RB(g)	5.00%	08/01/2045	1,000	1,003,819
Series 2018 A, RB(g)	5.00%	08/01/2048	1,750	1,790,626
California (State of) School Finance Authority (Harbor Springs Obligated Group); Series 2024, RB(g)	5.63%	07/01/2063	1,180	1,233,647
California (State of) School Finance Authority (Hawking Steam Charter School); Series 2022, RB(g)	5.50%	07/01/2062	775	799,608
California (State of) School Finance Authority (KIPP LA);
Series 2014 A, RB(g)	5.00%	07/01/2034	600	600,229
Series 2014 A, RB(g)	5.13%	07/01/2044	750	750,318
Series 2015 A, RB(g)	5.00%	07/01/2045	1,150	1,154,521
Series 2017 A, RB(g)	5.00%	07/01/2047	870	885,263
California (State of) School Finance Authority (KIPP SoCal Public Schools); Series 2019 A, RB(g)	5.00%	07/01/2039	750	787,496
California (State of) School Finance Authority (Orange County Educational Arts Academy); Series 2023, Ref. RB (CEP - Colorado Higher Education Intercept Program)(g)	5.63%	06/01/2043	560	577,049
California (State of) School Finance Authority (Scholarship Prep Public Schools – Obligated Group); Series 2023 A, RB(g)	6.00%	06/01/2063	1,500	1,538,041
See accompanying notes which are an integral part of this schedule.
Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Statewide Communities Development Authority;
Series 2017, RB	5.00%	09/02/2037	$650	$671,939
Series 2017, RB	5.00%	09/02/2046	715	730,305
Series 2020 B, RB	4.00%	09/02/2050	185	167,963
Series 2020, RB	5.00%	09/02/2050	805	834,100
California (State of) Statewide Communities Development Authority (Adventist Health System);
Series 2015 A, Ref. RB	5.00%	03/01/2033	1,730	1,759,679
Series 2015 A, Ref. RB	5.00%	03/01/2045	5,585	5,642,371
California (State of) Statewide Communities Development Authority (Alliance for College-Ready Public Schools - 47th and Main); Series 2012 A, RB(f)(i)	6.38%	12/09/2024	2,060	2,061,204
California (State of) Statewide Communities Development Authority (Buck Institute for Research on Aging); Series 2021, Ref. RB	4.00%	04/01/2046	2,000	1,904,421
California (State of) Statewide Communities Development Authority (California Baptist University);
Series 2014 A, RB(g)	6.38%	11/01/2043	4,035	4,041,161
Series 2017 A, Ref. RB(g)	5.00%	11/01/2041	1,000	1,010,130
California (State of) Statewide Communities Development Authority (Community Facilities District No. 2015-1); Series 2020, RB	4.00%	09/01/2050	625	573,781
California (State of) Statewide Communities Development Authority (Community Facilities District No. 2016-02); Series 2020, RB	4.00%	09/01/2050	1,035	938,497
California (State of) Statewide Communities Development Authority (Community Facilities District No. 2020-02); Series 2022, RB	5.13%	09/01/2042	500	535,504
California (State of) Statewide Communities Development Authority (Delta Coves); Series 2022, RB	5.50%	09/01/2052	2,000	2,096,404
California (State of) Statewide Communities Development Authority (Enloe Medical Center); Series 2022 A, RB (INS - AGM)(c)	5.38%	08/15/2057	1,680	1,828,264
California (State of) Statewide Communities Development Authority (Front Porch Communities & Services); Series 2017 A, Ref. RB	5.00%	04/01/2047	4,580	4,651,806
California (State of) Statewide Communities Development Authority (Improvement Area No. 1); Series 2021, RB	4.00%	09/01/2041	200	196,282
California (State of) Statewide Communities Development Authority (John Muir Health);
Series 2016 A, Ref. RB	5.00%	08/15/2051	1,250	1,269,573
Series 2018 A, Ref. RB	5.00%	12/01/2057	1,715	1,758,122
Series 2024 A, Ref. RB	5.25%	12/01/2054	2,500	2,790,389
California (State of) Statewide Communities Development Authority (Lancer Educational Student Housing);
Series 2016, Ref. RB(g)	5.00%	06/01/2046	2,000	2,003,993
Series 2019, RB(g)	5.00%	06/01/2039	375	383,476
Series 2019, RB(g)	5.00%	06/01/2051	1,145	1,149,570
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center); Series 2016 A, RB(g)	5.25%	12/01/2056	3,500	3,537,158
California (State of) Statewide Communities Development Authority (Methodist Hospital of Southern California); Series 2018, RB	5.00%	01/01/2043	1,000	1,045,202
California (State of) Statewide Communities Development Authority (NCCD-Hooper Street LLC- California College of the Arts);
Series 2019, RB(g)	5.25%	07/01/2039	910	936,794
Series 2019, RB(g)	5.25%	07/01/2049	2,500	2,541,853
California (State of) Statewide Communities Development Authority (Sheldon Farms); Series 2023, RB	5.00%	09/01/2053	1,000	1,038,090
California (State of) Statewide Communities Development Authority (Statewide Community Infrastructure Program);
Series 2023, RB	5.25%	09/02/2043	375	394,300
Series 2023, RB	5.25%	09/01/2051	1,000	1,061,789
Series 2023, RB	5.25%	09/02/2053	1,000	1,024,000
Series 2023, RB	5.50%	09/02/2053	625	657,818
California (State of) Statewide Communities Development Authority (University of California - Irvine East Campus Apartments, Phase IV-A - CHF-Irvine, LLC); Series 2017, RB	5.00%	05/15/2050	3,000	3,057,228
California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program); Series 2006 A, RB(d)	0.00%	06/01/2046	17,000	4,508,813
California State University;
Series 2017 A, Ref. RB(h)(j)	5.00%	11/01/2047	10,000	10,373,796
Series 2024 A, RB	5.50%	11/01/2049	5,000	5,884,271
Chino (City of), CA Community Facilities District; Series 2020, RB	4.00%	09/01/2040	75	75,363
See accompanying notes which are an integral part of this schedule.
Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Clovis Unified School District (Election of 2004); Series 2004 A, GO Bonds (INS - NATL)(c)(d)	0.00%	08/01/2029	$625	$547,513
Compton (City of), CA; Series 2009, RB	6.00%	08/01/2039	1,750	1,783,818
Daly (City of), CA Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. RB	6.50%	12/15/2047	1,665	1,665,234
Dry Creek Joint Elementary School District (Election of 2008-Measure E);
Series 2009, GO Bonds(d)	0.00%	08/01/2039	4,420	2,571,127
Series 2009, GO Bonds(d)	0.00%	08/01/2048	2,860	1,092,171
Dublin (City of), CA Community Facilities District No. 2015-1 (Improvement Area No. 5); Series 2023, RB	5.38%	09/01/2051	1,250	1,329,975
Eastern Municipal Water District (Community Facilities District No. 2012-61);
Series 2020, RB	4.00%	09/01/2027	95	96,176
Series 2020, RB	4.00%	09/01/2028	95	96,418
Series 2020, RB	4.00%	09/01/2050	350	321,318
El Centro (City of), CA Financing Authority (Police Station); Series 2023 A, RB	4.25%	10/01/2047	3,000	3,084,353
El Segundo Unified School District (Election of 2008);
Series 2009 A, GO Bonds(d)	0.00%	08/01/2031	2,735	2,238,975
Series 2009 A, GO Bonds(d)	0.00%	08/01/2033	615	468,673
Elsinore Valley Municipal Water District; Series 2021 A, RB(g)	4.50%	09/01/2051	990	928,356
Etiwanda School District (Election of 2016); Series 2020 A, GO Bonds	4.00%	08/01/2049	3,000	3,016,486
Folsom Ranch Financing Authority Community Facilities District no. 23 (Improvement Area No. 1); Series 2022, RB	5.00%	09/01/2052	2,860	2,996,713
Fontana (City of), CA (Community Facilities District No. 99); Series 2023, RB	5.00%	09/01/2053	500	524,900
Fontana (City of), CA Community Facilities District No. 22 (Sierra Hills South); Series 2014, Ref. RB	5.00%	09/01/2034	1,000	1,003,713
Foothill-Eastern Transportation Corridor Agency;
Series 1995 A, RB(d)(i)	0.00%	01/01/2027	2,950	2,780,258
Series 2015, Ref. RB (INS - AGM)(c)(d)	0.00%	01/15/2035	6,245	4,433,033
Series 2021 A, Ref. RB (INS - BAM)(c)	4.00%	01/15/2046	1,000	1,012,125
Series 2021 C, Ref. RB	4.00%	01/15/2043	3,227	3,249,553
Fremont Community Facilities District No. 1 (Pacific Commons);
Series 2015, Ref. RB	5.00%	09/01/2035	1,880	1,898,808
Series 2015, Ref. RB	5.00%	09/01/2045	2,095	2,106,903
Fresno (City of), CA; Series 2023 A, Ref. RB (INS - BAM)(c)(e)	5.00%	07/01/2053	3,290	3,463,776
Garden Grove (City of), CA Agency for Community Development; Series 2008, RN	6.00%	10/01/2027	480	480,620
Gilroy Unified School District (Election of 2008);
Series 2009 A, GO Bonds(d)(i)	0.00%	08/01/2029	85	74,605
Series 2009 A, GO Bonds (INS - AGC)(c)(d)	0.00%	08/01/2029	665	579,882
Glendale Community College District; Series 2020 B, GO Bonds(d)	0.00%	02/01/2045	1,285	569,643
Golden State Tobacco Securitization Corp.; Series 2021 B-2, Ref. RB(d)	0.00%	06/01/2066	14,000	1,571,787
Golden Valley Unified School District Financing Authority;
Series 2021 A, RB	4.00%	09/01/2046	250	240,294
Series 2021 A, RB	4.00%	09/01/2051	500	467,911
Imperial (County of), CA Community college District (Election of 2022); Series 2023 A, GO Bonds (INS - AGM)(c)	4.13%	08/01/2055	4,330	4,394,524
Independent Cities Finance Authority;
Series 2021, RB (INS - AGM)(c)(g)	4.00%	06/01/2046	1,825	1,838,698
Series 2021, RB (INS - AGM)(c)(g)	4.00%	06/01/2051	1,250	1,253,420
Inland Empire Tobacco Securitization Corp.; Series 2007 C-2, RB(d)	0.00%	06/01/2047	35,000	7,035,689
Irvine (City of), CA (Reassessment District No. 12-1); Series 2012, RB	5.00%	09/02/2025	500	502,118
Irvine Unified School District (Community Facilities District No. 01-1); Series 2015, Ref. RB(f)(i)	5.00%	03/01/2025	1,500	1,507,201
Irvine Unified School District (Community Facilities District No. 09-1); Series 2019 A, RB (INS - BAM)(c)	4.00%	09/01/2054	995	995,182
Lake Elsniore (City of), CA Community Facilities District No. 2006-1; Series 2021, RB	4.00%	09/01/2046	400	380,656
Lincoln (City of), CA Community Facilities District No. 2019-1; Series 2022, RB	5.00%	09/01/2052	2,000	2,075,549
Long Beach (City of), CA; Series 2015, RB	5.00%	05/15/2026	1,000	1,004,393
Long Beach (City of), CA (Alamitos Bay Marina); Series 2015, RB	5.00%	05/15/2045	4,185	4,197,997
Long Beach (City of), CA (Long Beach Towne Center); Series 2008, RB	5.75%	10/01/2025	1,030	1,038,382
Long Beach (City of), CA Bond Finance Authority; Series 2007 A, RB	5.50%	11/15/2037	1,480	1,737,628
Long Beach Unified School District; Series 2012, Ref. GO Bonds	5.00%	08/01/2031	11,625	11,640,862
Los Alamitos Unified School District; Series 2013, GO Bonds(b)	6.01%	08/01/2040	3,340	3,543,524
See accompanying notes which are an integral part of this schedule.
Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Los Angeles (City of), CA Community Facilities District No. 4 (Playa Vista - Phase 1);
Series 2014, Ref. RB(f)(i)	5.00%	12/02/2024	$985	$985,000
Series 2014, Ref. RB(f)(i)	5.00%	12/02/2024	985	985,000
Los Angeles (City of), CA Department of Airports;
Series 2017 A, RB(e)	5.00%	05/15/2047	2,000	2,033,928
Series 2022, RB(e)(h)	5.25%	05/15/2047	8,000	8,594,923
Series 2023, RB(e)(h)(j)	5.25%	05/15/2048	10,000	10,377,441
Los Angeles (City of), CA Department of Airports (Green Bonds); Series 2022, RB(e)	4.00%	05/15/2042	3,225	3,225,504
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport);
Series 2018, Ref. RB(e)	5.00%	05/15/2048	1,625	1,680,160
Series 2020 C, RB(e)	5.00%	05/15/2045	5,000	5,240,021
Series 2022, Ref. RB(e)	5.00%	05/15/2045	1,000	1,062,509
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport) (Green Bonds); Series 2023, Ref. RB(e)	5.25%	05/15/2048	3,000	3,253,989
Los Angeles (County of), CA Community Facilities District No. 2021-01 (Valencia Facilities);
Series 2022, RB	5.00%	09/01/2052	1,000	1,050,495
Series 2024, RB	5.00%	09/01/2049	375	395,246
Series 2024, RB	5.00%	09/01/2054	425	446,733
Los Angeles (County of), CA Public Works Financing Authority (Green Bonds); Series 2021 F, RB(h)	4.00%	12/01/2046	15,880	16,126,631
Los Angeles County Facilities 2, Inc.; Series 2024 A, RB	5.25%	06/01/2054	2,500	2,816,497
Los Angeles County Facilities, Inc.; Series 2022, RB(h)	4.00%	12/01/2048	25,000	25,168,520
Los Angeles County Schools Regionalized Business Services Corp. (Los Angeles County Schools Pooled Financing Program); Series 1999 A, COP(d)(i)	0.00%	08/01/2026	1,200	1,143,040
Los Angeles Unified School District (Sustainability Bonds); Series 2024 QRR, GO Bonds	5.25%	07/01/2049	2,500	2,881,536
Madera (County of), CA Community Facilities District No. 2017-1 (Tesoro Viejo);
Series 2020, RB	4.00%	09/01/2045	850	782,500
Series 2020, RB	4.00%	09/01/2051	1,470	1,303,252
Marina (City of), CA Redevelopment Agency Successor Agency; Series 2020 B, RB	4.00%	09/01/2040	300	290,287
Martinez Unified School District (Election of 2016); Series 2021, GO Bonds (INS - AGM)(c)	4.00%	08/01/2051	8,605	8,659,015
Menifee Union School District; Series 2021, RB	4.00%	09/01/2051	675	637,763
Menifee Union School District (Community Facilities District No. 2006-2); Series 2020, Ref. RB	4.00%	09/01/2045	295	286,045
Menifee Union School District (Community Facilities District No. 2011-1 - Improvement Area No. 5); Series 2021, RB	4.00%	09/01/2045	975	962,668
Menifee Union School District (Community Facilities District No. 2014-3); Series 2019, RB	5.00%	09/01/2049	1,600	1,656,227
Menifee Union School District (Community Facilities District No. 2018-2); Series 2019, RB	5.00%	09/01/2049	1,035	1,069,121
Menifee Union School District (Election of 2008); Series 2009 C, GO Bonds (INS - AGC)(c)(d)	0.00%	08/01/2034	850	623,027
Moorpark Unified School District (Election of 2008); Series 2009 A, GO Bonds (INS - AGC)(c)(d)	0.00%	08/01/2031	2,000	1,618,052
Moreland School District (Crossover Series 14); Series 2006 C, Ref. GO Bonds (INS - AMBAC)(c)(d)	0.00%	08/01/2029	1,250	1,078,053
Moreno Valley Unified School District (Community Facilities District No. 2015-2);
Series 2019, RB	5.00%	09/01/2044	435	448,887
Series 2019, RB	5.00%	09/01/2048	485	498,351
Mountain House Public Financing Authority (Green Bonds);
Series 2020 A, RB (INS - BAM)(c)	4.00%	12/01/2050	970	974,479
Series 2020 B, RB (INS - BAM)(c)	4.00%	12/01/2043	1,165	1,178,624
Series 2023, RB (INS - BAM)(c)	4.25%	12/01/2052	2,500	2,548,845
M-S-R Energy Authority; Series 2009 B, RB	6.13%	11/01/2029	750	803,269
Murrieta Valley Unified School District (Election of 2006); Series 2008, GO Bonds (INS - AGM)(c)(d)	0.00%	09/01/2031	6,670	5,401,216
North Orange County Community College District; Series 2022 C, GO Bonds(h)(j)	4.00%	08/01/2047	10,000	10,109,400
Norwalk-La Mirada Unified School District; Series 2005 B, GO Bonds (INS - AGM)(c)(d)	0.00%	08/01/2029	6,000	5,220,007
Oak Grove School District (Election of 2008); Series 2009 A, GO Bonds(d)	0.00%	08/01/2028	670	601,189
Ontario (City of), CA Community Facilities District No. 64; Series 2024, RB	5.00%	09/01/2049	2,225	2,363,235
Orange (County of), CA Community Facilities District No. 2015-1 (Esencia Village);
Series 2015 A, RB	5.00%	08/15/2035	270	272,622
Series 2015 A, RB	5.25%	08/15/2045	3,555	3,584,025
Orange (County of), CA Community Facilities District No. 2016-1 (Esencia Village); Series 2016 A, RB	5.00%	08/15/2046	3,000	3,043,513
Orange (County of), CA Community Facilities District No. 2017-1 (Village of Esencia)); Series 2020, RB	4.00%	08/15/2045	355	343,286
Orange (County of), CA Community Facilities District No. 2021-1 (Ladera Ranch); Series 2022 A, RB	5.00%	08/15/2052	2,200	2,300,248
See accompanying notes which are an integral part of this schedule.
Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Palm Desert (City of), CA (University Park);
Series 2021, Ref. RB	4.00%	09/01/2041	$450	$429,073
Series 2021, Ref. RB	4.00%	09/01/2051	650	575,609
Palomar Community College District (Election of 2006); Series 2010, GO Bonds(b)	6.38%	08/01/2045	6,670	6,397,716
Palomar Health; Series 2017, COP	4.00%	11/01/2047	1,240	1,003,028
Perris (City of), CA Joint Powers Authority (Green Valley West Elementary);
Series 2021, RB	4.00%	09/01/2044	1,060	1,020,514
Series 2021, RB	4.00%	09/01/2051	1,225	1,135,489
Placer (County of), CA Community Facilities District (Riolo Vineyard Specific Plan); Series 2023, RB	5.00%	09/01/2053	970	974,368
Planada Elementary School District (Election of 2008); Series 2009 B, GO Bonds (INS - AGC)(c)(d)	0.00%	07/01/2049	8,440	2,725,509
Rancho Cordova (City of), CA (Community Facilities District No. 2014-1); Series 2022, RB	5.00%	09/01/2051	1,200	1,241,511
Rancho Cordova (City of), CA (Community Facilities District No. 2022-1); Series 2023, RB	5.13%	09/01/2043	525	557,155
Rancho Mirage Community Facilities District (Del Webb);
Series 2021, RB	4.00%	09/01/2046	380	359,064
Series 2021, RB	4.00%	09/01/2051	325	299,821
Regents of the University of California Medical Center;
Series 2016 L, Ref. RB(h)(j)	5.00%	05/15/2047	10,000	10,200,750
Series 2022-XX1201, RB(h)(j)	4.00%	05/15/2053	20,000	20,201,972
River Islands Public Financing Authority; Series 2022 A-1, Ref. RB (INS - AGM)(c)	5.25%	09/01/2052	1,400	1,520,304
Riverside (County of), CA Community Facilities District No. 07-2 (Clinton Keith);
Series 2015, RB	5.00%	09/01/2040	2,760	2,778,442
Series 2015, RB	5.00%	09/01/2044	1,500	1,508,299
Riverside (County of), CA Transportation Commission; Series 2021 B-1, Ref. RB	4.00%	06/01/2046	2,705	2,716,439
Riverside Unified School District (Community Facilities District No. 32);
Series 2020, RB	4.00%	09/01/2045	125	120,368
Series 2020, RB	4.00%	09/01/2050	265	247,868
Riverside Unified School District (Community Facilities District No. 33); Series 2021, RB	4.00%	09/01/2045	425	407,555
Romoland School District (Underwood); Series 2023, RB	5.00%	09/01/2054	510	532,366
Romoland School District Community Facilities No. 2004-1; Series 2015, Ref. RB	5.00%	09/01/2038	1,660	1,674,733
Roseville (City of), CA; Series 2023, RB	5.50%	09/01/2043	505	543,038
Roseville (City of), CA (Ranch at Sierra Vista Community Facilities District No. 1 - Public Facilities); Series 2020, RB	5.00%	09/01/2050	1,520	1,571,792
Roseville (City of), CA (Villages at Sierra Vista Community Facilities District No. 1 - Public Facilities);
Series 2020, RB	4.00%	09/01/2045	150	142,852
Series 2020, RB	4.00%	09/01/2050	200	185,907
Roseville (City of), CA Community Facilities District No. 1 (Improvement Area No. 2); Series 2023, RB	5.25%	09/01/2053	500	528,344
Sacramento (City of), CA (Convention Center Complex); Series 2018, RB	5.00%	06/01/2048	3,000	3,116,845
Sacramento (City of), CA Municipal Utility District (Green Bonds); Series 2024 M, RB	5.00%	11/15/2054	2,000	2,227,738
Sacramento (County of), CA; Series 2024, RB	5.25%	07/01/2054	2,500	2,814,437
Salinas (City of), CA Community Facilities District No. 2016-1 (Improvement Area No. 3);
Series 2020, RB	4.00%	09/01/2040	185	181,714
Series 2020, RB	4.00%	09/01/2045	380	357,922
Series 2020, RB	4.00%	09/01/2050	225	205,922
San Diego (City of), CA Redevelopment Agency (Centre City Redevelopment); Series 1999 A, RB	6.40%	09/01/2025	420	421,141
San Diego (County of), CA Regional Airport Authority;
Series 2021 A, RB	5.00%	07/01/2051	3,000	3,240,279
Series 2021 B, RB(e)	4.00%	07/01/2051	2,960	2,879,218
Series 2021 B, RB(e)	5.00%	07/01/2051	5,000	5,210,019
Series 2021 B, RB(e)	5.00%	07/01/2056	2,000	2,075,963
Series 2022-XX1215, RB(e)(h)(j)	5.00%	07/01/2051	10,000	10,420,038
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Second Series 2022 A, Ref. RB(e)	5.00%	05/01/2052	6,775	7,109,126
Second Series 2022 B, Ref. RB(h)(j)	4.00%	05/01/2052	10,000	10,007,448
Series 2017 A, RB(e)	5.00%	05/01/2047	1,630	1,653,101
Series 2019 A, RB(e)	5.00%	05/01/2049	8,500	8,779,791
Series 2019 E, RB(e)(f)(i)	4.00%	05/01/2029	175	177,674
Series 2019 E, RB(e)	4.00%	05/01/2050	1,825	1,767,496
Series 2019 E, RB(e)(h)	5.00%	05/01/2050	10,000	10,321,848
See accompanying notes which are an integral part of this schedule.
Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
San Francisco (City & County of), CA Community Facilities District No. 2016-1;
Series 2020, RB	4.00%	09/01/2042	$225	$217,833
Series 2020, RB	4.00%	09/01/2050	425	392,601
San Francisco (City & County of), CA Infrastructure & Revitalization Financing District No. 1; Series 2023 A, RB(g)	5.50%	09/01/2053	1,530	1,576,087
San Francisco (City & County of), CA Special Tax District No. 2020-1; Series 2023, RB(g)	5.75%	09/01/2053	1,500	1,628,101
San Francisco (City & County of), CA Successor Agency to the Redevelopment Agency (Hunters Point Shipyard Phase One Improvements); Series 2014, Ref. RB	5.00%	08/01/2044	1,470	1,471,913
San Francisco (City & County of), CA Successor Agency to the Redevelopment Agency (Mission Bay South Redevelopment);
Series 2014 A, RB	5.00%	08/01/2026	220	220,243
Series 2014 A, RB	5.00%	08/01/2028	370	370,397
Series 2014 A, RB	5.00%	08/01/2029	450	450,474
Series 2014 A, RB	5.00%	08/01/2032	785	785,575
Series 2014 A, RB	5.00%	08/01/2033	375	375,257
Series 2014 A, RB	5.00%	08/01/2043	1,000	1,000,721
San Francisco (City of), CA Bay Area Rapid Transit District; Series 2022-XF1331, GO Bonds(h)	4.25%	08/01/2052	10,000	10,230,387
San Jose (City of), CA; Series 2017 A, Ref. RB(e)	5.00%	03/01/2047	8,395	8,505,889
San Jose Evergreen Community College District (Election of 2004); Series 2008 B, GO Bonds (INS - AGM)(c)(d)	0.00%	09/01/2032	1,000	787,794
San Luis Obispo (County of), CA Financing Authority (Lopez Dam Improvement); Series 2011 A, Ref. RB (INS - AGM)(c)	5.00%	08/01/2030	2,500	2,503,609
San Mateo (City of), CA Joint Powers Financing Authority (Capital); Series 2018 A, RB(h)(j)	4.00%	07/15/2052	13,565	13,619,979
San Pablo (County of), CA Joint Powers Financing Authority; Series 2022, Ref. RB (INS - AGM)(c)	4.00%	11/01/2052	6,000	6,037,159
Santa Ana Unified School District (Financing Project); Series 1999, COP (INS - AGM)(c)(d)	0.00%	04/01/2036	1,000	646,604
Santa Clarita Community College District; Series 2019, GO Bonds	3.00%	08/01/2044	2,370	2,059,857
Silicon Valley Tobacco Securitization Authority (Santa Clara); Series 2007 A, RB(d)	0.00%	06/01/2036	8,000	4,253,167
Simi Valley Unified School District (Election of 2004);
Series 2007 C, GO Bonds (INS - AGM)(c)(d)	0.00%	08/01/2028	1,520	1,367,836
Series 2007 C, GO Bonds (INS - AGM)(c)(d)	0.00%	08/01/2029	5,000	4,362,016
Series 2007 C, GO Bonds (INS - AGM)(c)(d)	0.00%	08/01/2030	1,210	1,021,857
South San Francisco (City of), CA (Community Facilities District No. 2021-01); Series 2022, RB	4.00%	09/01/2044	1,000	960,170
South Tahoe Joint Powers Financing Authority; Series 2023 A, RB	5.25%	10/01/2053	4,000	4,476,592
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.); Series 2019, Ref. RB	5.00%	06/01/2048	245	250,022
Stockton (City of), CA Community Facilities District (Westlake Villages II); Series 2022, RB	5.13%	09/01/2052	700	739,654
Sulphur Springs Union School District;
Series 2024 A, RB	5.00%	09/01/2049	660	708,128
Series 2024 A, RB	5.00%	09/01/2054	850	909,505
Sweetwater Union High School District; Series 2016, Ref. GO Bonds (INS - BAM)(c)	4.00%	08/01/2047	2,505	2,506,467
Three Rivers Levee Improvement Authority (Community Facilities District No. 2006-1); Series 2021, Ref. RB	4.00%	09/01/2046	3,990	3,639,519
Torrance Unified School District (Election of 2008-Measure Z); Series 2009, GO Bonds(d)	0.00%	08/01/2034	1,320	822,149
Tracy (City of), CA Community Facilities District No. 21-1(Hillview); Series 2022, RB	5.00%	09/01/2052	1,645	1,707,139
Transbay Joint Powers Authority (Green Bonds);
Series 2020 A, RB	5.00%	10/01/2045	3,500	3,603,525
Series 2020 A, RB	5.00%	10/01/2049	4,590	4,696,373
Series 2020 B, RB	5.00%	10/01/2034	300	313,446
Series 2020 B, RB	5.00%	10/01/2038	300	309,454
University of California; Series 2020 BE, Ref. RB	4.00%	05/15/2047	7,600	7,672,884
University of California (Limited); Series 2018 O, Ref. RB(h)	5.00%	05/15/2058	10,000	10,453,913
Washington Township Health Care District; Series 2023 A, RB	5.75%	07/01/2048	500	551,299
Washington Township Health Care District (Election of 2020); Series 2023 B, GO Bonds (INS - AGM)(c)	4.50%	08/01/2053	2,400	2,502,241
West Contra Costa Unified School District; Series 2005, GO Bonds (INS - NATL)(c)(d)	0.00%	08/01/2025	5,000	4,895,467
West Patterson Financing Authority (Community Facilities District No. 2005-1);
Series 2021, RB	4.00%	09/01/2043	600	576,963
Series 2021, RB	4.00%	09/01/2046	745	697,497
Series 2021, RB	4.00%	09/01/2049	1,775	1,638,550
See accompanying notes which are an integral part of this schedule.
Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
West Patterson Financing Authority (Community Facilities District No. 2018-1);
Series 2021, RB	4.00%	09/01/2041	$375	$365,816
Series 2021, RB	4.00%	09/01/2046	550	521,917
Series 2021, RB	4.00%	09/01/2051	760	702,233
West Sacramento (City of), CA (Port Towne Infrasctructure); Series 2019, RB	5.00%	09/01/2049	1,000	1,042,139
William S. Hart Union High School District (Election of 2008); Series 2009 A, GO Bonds(d)	0.00%	08/01/2032	9,370	7,364,849
Woodland (City of), CA Community Facilities District 2004-1; Series 2019, RB	5.00%	09/01/2048	1,600	1,636,245
				837,187,720
Puerto Rico–2.56%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	1,360	1,367,226
Series 2002, RB	5.63%	05/15/2043	675	683,097
Series 2005 A, RB(d)	0.00%	05/15/2050	4,325	848,976
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2007 VV, Ref. RB (INS - NATL)(c)	5.25%	07/01/2030	1,150	1,140,663
Series 2007 VV, Ref. RB (INS - NATL)(c)	5.25%	07/01/2033	2,000	1,998,390
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(d)	0.00%	07/01/2031	1,500	1,164,661
Series 2018 A-1, RB(d)	0.00%	07/01/2046	10,000	3,387,850
Series 2018 A-1, RB(d)	0.00%	07/01/2051	13,280	3,298,482
				13,889,345
Guam–0.98%
Guam (Territory of) Port Authority; Series 2018 A, RB	5.00%	07/01/2048	3,675	3,732,996
Guam (Territory of) Waterworks Authority; Series 2020 A, RB	5.00%	01/01/2050	1,540	1,602,789
				5,335,785
Virgin Islands–0.67%
Virgin Islands (Government of) Port Authority; Series 2014 B, Ref. RB	5.00%	09/01/2044	1,720	1,632,321
Virgin Islands (Government of) Public Finance Authority (Garvee); Series 2015, RB(g)	5.00%	09/01/2030	2,000	2,012,181
				3,644,502
TOTAL INVESTMENTS IN SECURITIES(k)–158.46% (Cost $837,881,769)				860,057,352
FLOATING RATE NOTE OBLIGATIONS–(26.27)%
Notes with interest and fee rates ranging from 3.32% to 3.68% at 11/30/2024 and contractual maturities of collateral ranging from 05/01/2046 to 05/15/2058(l)				(142,565,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(32.60)%				(176,936,943)
OTHER ASSETS LESS LIABILITIES–0.41%				2,197,434
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$542,752,843
Investment Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
FNMA	– Federal National Mortgage Association
GO	– General Obligation
INS	– Insurer
NATL	– National Public Finance Guarantee Corp.
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
See accompanying notes which are an integral part of this schedule.
Invesco California Value Municipal Income Trust

Notes to Schedule of Investments:
(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(c)	Principal and/or interest payments are secured by the bond insurance company listed.
(d)	Zero coupon bond issued at a discount.
(e)	Security subject to the alternative minimum tax.
(f)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(g)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
November 30, 2024 was $79,549,086, which represented 14.66% of the Trust’s Net Assets.

(h)	Underlying security related to TOB Trusts entered into by the Trust.
(i)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(j)
Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $60,710,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB
Trusts.

(k)
This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent
Assured Guaranty Municipal Corp.	6.65%

(l)
Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2024. At November 30,
2024, the Trust’s investments with a value of $209,054,094 are held by TOB Trusts and serve as collateral for the $142,565,000 in the floating rate note obligations outstanding at that date.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco California Value Municipal Income Trust

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events cause market movements to occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of November 30, 2024, all of the securities in this Trust were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco California Value Municipal Income Trust